Document and Entity Information	Feb. 17, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity Registrant Name	SANA BIOTECHNOLOGY, INC.
Entity Central Index Key	0001770121
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39941
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1381173
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	206
Local Phone Number	701-7914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SANA
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102